Financial instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
This note provides information about the Group’s financial instruments, including:
•an overview of all financial instruments held by the Group;
•the classification of the financial instruments;
•the line item on the consolidated statement of financial position in which the financial instrument is included;
•the financial instrument’s book and fair value.
The Group holds the following financial instruments:
Financial assets

(in €‘000)	Notes	At amortized cost	Fair value through PL	Fair value through OCI	Total book value	Total fair value
As at December 31, 2021
Non-current other financial assets	19	18,887	695	—	19,582	19,582
Current other financial assets	19	—	30,400	—	30,400	30,400
Trade and other receivables	20	41,063	—	—	41,063	41,063
Cash and cash equivalents	22	24,652	—	—	24,652	24,652
Total		84,602	31,095	—	115,697	115,697
As at December 31, 2022
Non-current other financial assets	19	21,900	9,198	31,389	62,487	62,487
Trade and other receivables	20	44,776	—	—	44,776	44,776
Cash and cash equivalents	22	83,022	—	—	83,022	83,022
Total		150,299	9,198	31,389	190,886	190,886
Due to the highly liquid nature of cash and cash equivalents and the pledged bank balances classified within non-current other financial assets, their carrying amount is considered to be the same as their fair value. Due to the short-term nature of trade and other receivables, their carrying amount is considered to be the same as their fair value.
Financial liabilities

(in €‘000)	Notes	At amortized cost	Fair value through PL	Total book value	Total fair value
As at December 31, 2021
Borrowings	25	213,128	—	213,128	271,370
Non-current lease liabilities	17	26,097	—	26,097	N/A
Current lease liabilities	17	5,520	—	5,520	N/A
Trade and other payables	28	24,072	—	24,072	24,072
Total		268,817	—	268,817	295,442
As at December 31, 2022
Borrowings	25	269,033	—	269,033	272,641
Non-current lease liabilities	17	44,044	—	44,044	N/A
Current lease liabilities	17	7,280	—	7,280	N/A
Trade and other payables	28	51,263	—	51,263	51,263
Warrant liabilities		—	1,296	1,296	1,296
Total		371,620	1,296	372,916	325,200
Due to the short-term nature of the trade and other payables, their carrying amount is considered to be the same as their fair value.